Pension Plans and Other Postretirement Benefits - Components of Pension Benefits Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Total Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 13,962		$ 12,741		$ 12,830
Interest cost	29,883		31,636		32,933
Expected return on assets	(39,392)		(44,752)		(42,186)
Actuarial (gain) loss	(132,916)	[1]	72,550	[1]	88,809	[1]
Amortization of prior service benefit	(689)		(757)		(953)
Total net pension benefits (credit) cost	(129,152)		71,418		91,433
Weighted-average assumption percentages:
Discount rate	4.04%		5.04%		5.40%
Expected return on plan assets	7.20%		8.19%		8.19%
Rate of compensation increase	3.37%		3.96%		3.93%
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	12,177		11,274		11,169
Interest cost	28,406		29,843		30,945
Expected return on assets	(38,975)		(44,342)		(41,776)
Actuarial (gain) loss	(130,297)	[1]	65,603	[1]	88,091	[1]
Amortization of prior service benefit	(741)		(812)		(1,009)
Total net pension benefits (credit) cost	$ (129,430)		$ 61,566		$ 87,420
Weighted-average assumption percentages:
Discount rate	4.10%		5.07%		5.45%
Expected return on plan assets	7.25%		8.25%		8.25%
Rate of compensation increase	3.50%		4.11%		4.11%

[1]	In the second quarter of 2013, we identified that our consolidated statement of income for the year ended December 31, 2012 included a correction of $5.8 million (recorded in the second quarter of 2012) for pension plan actuarial gains that related to 2011. This amount was deemed to be not material with respect to our financial statements for the year ended December 31, 2012 and any prior period financial statements.